Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Medical equipment	$ 750	$ 750
Office furniture and equipment	30	5
Computer software and electronic equipment	55	45
Leasehold improvements	123	0
Property, Plant and Equipment, Gross	958	800
Less - Accumulated depreciation	75	26
Net book value	$ 883	$ 774